Other Comprehensive Income (Loss) (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Nov. 25, 2010 Successor [Member]
Accumulated other comprehensive income (loss)
Foreign Currency Adjustment, Beginning Balance	$ (1,800,000)	$ (1,700,000)		$ (4,700,000)
Foreign Currency Adjustment Change	700,000	(100,000)		1,930,000	(4,709,000)
Foreign Currency Adjustment, Ending Balance	(1,100,000)	(1,800,000)	(4,700,000)	(2,800,000)	(4,700,000)
Pension and OPEB Liability, Beginning Balance	(39,700,000)	(30,800,000)		(29,800,000)
Pension and OPEB Liability, Change	100,000	(8,900,000)		(11,000,000)	(29,800,000)
Pension and OPEB Liability, Ending Balance	(39,600,000)	(39,700,000)	(29,800,000)	(40,800,000)	(29,800,000)
Total Accumulated Other Comprehensive Income (Loss), Beginning Balance	(41,500,000)	(32,500,000)		(34,479,000)
Total Accumulated Other Comprehensive Income (Loss) Change	800,000	(9,000,000)		(9,100,000)	(34,500,000)
Total Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (40,700,000)	$ (41,500,000)	$ (34,479,000)	$ (43,634,000)	$ (34,479,000)